Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,000,000	£ 7,000,000
Share-based payments expense during the year			£ 6,494,018
Shares issued			67,888,821
Equity component of convertible loan instrument		62,375
Ending balance	7,000,000	7,000,000	7,000,000
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	16,359,169	12,667,562	21,660,105
Share-based payments expense during the year	2,302,335	4,983,186	6,494,018
Share-based payments release for exercise of options	(113,042)
Shares issued		(1,082,899)	(16,003,363)
Warrants issued for TAP funding	44,156
Equity component of convertible loan instrument		(208,680)	516,802
Ending balance	18,592,618	16,359,169	12,667,562
Shares to be issued [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,591,578	2,674,477	18,677,840
Shares issued		(1,082,899)	(16,003,363)
Ending balance	1,591,578	1,591,578	2,674,477
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	14,459,469	9,476,283	2,982,265
Share-based payments expense during the year	2,302,335	4,983,186	6,494,018
Share-based payments release for exercise of options	(113,042)
Ending balance	16,648,762	14,459,469	9,476,283
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	308,122	516,802
Equity component of convertible loan instrument		(208,680)	516,802
Ending balance	308,122	£ 308,122	£ 516,802
Warrants issued for TAP funding [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Warrants issued for TAP funding	44,156
Ending balance	£ 44,156